Intangible Assets, Net (Details) - USD ($)		6 Months Ended
	Dec. 03, 2024	Jun. 30, 2025	Jun. 30, 2024
Intangible Assets, Net [Abstract]
Third party for consideration	$ 7,671,969
Useful lives	37 years
Amortization expense		$ 103,875